Loans Receivable (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Loans Receivable [Line Items]
Expected credit loss	$ 2,590,291
Interest income of loan business	832,724	120,421
Loans receivables	11,277,359	4,026,819
Principal of interest	680,018	119,745
Loans Receivable [Member]
Loans Receivable [Line Items]
Expected credit loss	$ 249,616	$ 11,240